NET LOSS PER SHARE (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options and Warrants [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	100,014,000	60,895,000	74,361,000	59,135,000
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	226,211,000	205,496,000	220,693,000	200,485,000
Convertible Notes [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	16,234,000	0	16,234,000	11,050,000